UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Aristotle/Saul Opportunity Fund
Class I Shares (ARSOX)

SEMI-ANNUAL REPORT
June 30, 2012

Aristotle/Saul Opportunity Fund
A series of the Investment Managers Series Trust (the “Trust”)

Table of Contents

Letter to Shareholders	1
Schedule of Investments	3
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Supplemental Information	16
Expense Example	18

Dear Fellow Shareholder:

During the quarter ending June 30, 2012, the Aristotle/Saul Opportunity Fund returned a -5.80% which compares to the MSCI World (net) index of -5.07%.

The investment environment in the second quarter could not have been more different from the first.  The first quarter was a continuation of optimism flowing from the growing likelihood of a Greek debt solution. That optimism ended abruptly on May 8th with the elections in Greece. Every politician who had supported austerity and or one of the many brokered EU debt solutions was summarily dismissed, leaving banks and markets scrambling to envision a European Union without Greek participation.  While the latest elections and the more broadly defined EU “solution” has buoyed optimism of late;  excuse us if we remain skeptical -- “been there, done that.”

What is common during periods of macroeconomic uncertainty and the resultant reduced appetite for perceived risk is an increased fund flow into more predictable assets. In the first quarter, under a more normal appetite for risk, financials, technology, consumer discretionary and energy stocks led the performance pack while consumer staples and utilities lagged.  The exact opposite was the case in the second quarter.  Oil prices fell as did energy stocks and the other Q1 leaders gave up all their gains.

While these short term macroeconomic events can have a meaningful impact on short-term results, the Fund’s advisor, Aristotle Capital Management, in pursuing its investment objective, seeks attractive risk-adjusted returns by investing in securities trading at significant discounts to their fair value.  In selecting investments for the Fund, the Fund’s investment advisor, employs a fundamental, bottom-up approach which focuses first on the quality of companies’ businesses and then considers whether the companies’ securities are available at an attractive price. This disciplined approach over long periods of time has the potential to yield positive, risk-adjusted results through superior security selection.

The underperformance for the Fund for the quarter was attributable mainly to our positions in three economic sectors; financials, energy, and industrials.  As mentioned above, each of those sectors within the portfolio performed well earlier in the year yet suffered in the second quarter as the markets pulled back.   Also, as oil prices retreated, our energy holdings (Schlumberger, Total SA, Repsol) which are leveraged to oil prices declined.

Positive contributors to the portfolio in the second quarter included our stock selection in the technology sector led by eBay Inc. which returned +13.9% in the quarter.  Although the consumer discretionary sector was weak in the quarter, our stock selection in that sector added nearly 100 basis points1 in relative performance.  Both of our housing related businesses, Lennar (+13.9%) and Home Depot (+5.9%) performed well in the quarter.

Going forward we continue to expect headlines to contribute to short term volatility in the markets as perceived risks are digested.  While we are interested bystanders it does not affect nor influence our daily charge of uncovering very high quality businesses with multiple positive catalysts for change which we feel will be successful under many economic scenarios.

Thank you for your investment in the Aristotle/Saul Opportunity Fund.

Sincerely,

Aristotle Capital Management

1 A basis point is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Risk Considerations: An investment in the Fund is subject to risks and you could lose money on your investment in the Fund.  The principal risks of investing in the Fund include, but are not limited to, investing in foreign securities, emerging markets, short sales, derivatives, below investment grade bonds, convertible securities, and ETFs.

Foreign securities have additional risks including currency rate changes, political and economic instability, lack of comprehensive company information, less market liquidity, less efficient trading markets, and differing auditing controls and legal standards. Investments in emerging markets involve even greater risks.

The use of short sales and ETFs may cause the fund to have higher expenses than those of other equity funds. Short sales are speculative transactions and involve special risks, including a greater reliance on the investment team's ability to accurately anticipate the future value of a security. The Fund's losses are potentially unlimited in a short sale transaction. The Fund's use of short sales and futures contracts leverages the Fund's portfolio. The Fund's use of leverage can make the Fund more volatile and magnify the effect of any losses. There is no assurance that a leveraging strategy will be successful.

The Fund may invest in derivatives which can be highly volatile, illiquid, difficult to value, and changes in the value of a derivative may not correlate with the underlying securities or other securities held directly by the Fund.  Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives' original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gain or result in losses by offsetting positive returns in other securities the Fund owns.

Aristotle/Saul Opportunity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS – 81.7%
	CONSUMER DISCRETIONARY – 8.1%
5,300	Adidas A.G. - ADR	$190,058
5,250	Home Depot, Inc.	278,197
6,200	J.C. Penney Co., Inc.	144,522
8,300	Lennar Corp. - Class A	256,553
		869,330

	CONSUMER STAPLES – 9.2%
7,200	Aeon Co., Ltd.	89,353
3,250	Bunge Ltd.	203,905
2,700	Diageo PLC - ADR	278,289
5,100	General Mills, Inc.	196,554
6,700	Unilever N.V.	223,445
		991,546

	ENERGY – 5.1%
6,650	Repsol YPF S.A. - ADR	106,267
2,650	Schlumberger Ltd.	172,012
3,500	Total S.A. - ADR	157,325
2,600	Transocean Ltd.	116,298
		551,902

	FINANCIALS – 15.1%
26,500	Banco Santander S.A. - ADR	173,840
4,500	DBS Group Holdings Ltd. - ADR	199,395
3,100	DNB ASA	30,720
1,662	DNB ASA - ADR	164,538
4,700	First Republic Bank*	157,920
4,950	JPMorgan Chase & Co.	176,864
29,500	Mitsubishi UFJ Financial Group, Inc. - ADR	140,125
1,800	ORIX Corp.	165,960
9,400	Standard Chartered PLC	203,823
8,300	UDR, Inc. - REIT	214,472
		1,627,657

	HEALTH CARE – 7.7%
4,400	Abbott Laboratories	283,668
3,500	Baxter International, Inc.	186,025
7,500	Community Health Systems, Inc.*	210,225
9,150	Daiichi Sankyo Co., Ltd. - ADR	153,354
		833,272

Aristotle/Saul Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of June 30, 2012 (Unaudited)

Number
of Shares		Value

	INDUSTRIALS – 9.5%
2,900	General Dynamics Corp.	$191,284
8,000	Komatsu Ltd.	187,953
1,900	Nidec Corp.	143,091
3,200	Pall Corp.	175,392
2,250	SPX Corp.	146,970
24,000	TOTO Ltd.	177,744
		1,022,434

	INFORMATION TECHNOLOGY – 15.3%
360	Apple, Inc.*	210,240
6,100	eBay, Inc.*	256,261
9,700	EMC Corp.*	248,611
7,800	Oracle Corp.	231,660
213	Samsung Electronics Co., Ltd.	223,349
16,450	Telefonaktiebolaget LM Ericsson - ADR	150,189
7,650	Texas Instruments, Inc.	219,479
29,000	Toshiba Corp.	108,838
		1,648,627

	MATERIALS – 4.5%
6,250	Dow Chemical Co.	196,875
1,700	Martin Marietta Materials, Inc.	133,994
22,000	Toray Industries, Inc.	148,896
		479,765

	TELECOMMUNICATION SERVICES – 3.2%
700	Vivendi S.A.	12,960
6,200	Vivendi S.A. - ADR	114,154
7,900	Vodafone Group PLC - ADR	222,622
		349,736

	UTILITIES – 4.0%
14,100	AES Corp.*	180,903
13,300	Enersis S.A. - ADR	248,710
		429,613

	TOTAL COMMON STOCKS
	(Cost $9,360,138)	8,803,882

Aristotle/Saul Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of June 30, 2012 (Unaudited)

Principal
Amount		Value

	MEDIUM TERM NOTE – 3.6%
$400,000	Abbey National Treasury Services PLC
	4.000%, 4/27/2016	$394,133

	TOTAL MEDIUM TERM NOTE
	(Cost $392,465)	394,133

Number
of Shares		Value

	SHORT-TERM INVESTMENTS – 14.3%
1,536,219	Federated Prime Obligations Fund - Institutional Shares, 0.16%1	1,536,219

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,536,219)	1,536,219

	TOTAL INVESTMENTS – 99.6%
	(Cost $11,288,822)	10,734,234

	Other Assets in Excess of Liabilities – 0.4%	45,103

	TOTAL NET ASSETS – 100.0%	$10,779,337

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

* Non-income producing security.
1 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements.

Aristotle/Saul Opportunity Fund
SUMMARY OF INVESTMENTS
As of June 30, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	15.3%
Financials	15.1%
Industrials	9.5%
Consumer Staples	9.2%
Consumer Discretionary	8.1%
Health Care	7.7%
Energy	5.1%
Materials	4.5%
Utilities	4.0%
Telecommunication Services	3.2%
Total Common Stocks	81.7%
Medium Term Note	3.6%
Short-Term Investments	14.3%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle/Saul Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2012 (Unaudited)

Assets:
Investments in securities, at value (cost $11,288,822)	$10,734,234
Receivables:
Dividends and interest	24,935
Due from Advisor	13,356
Offering costs	18,688
Prepaid expenses	19,526
Total assets	10,810,739

Liabilities:
Payables:
Administration fees	4,221
Custody fees	1,792
Fund accounting fees	6,829
Transfer agent fees and expenses	7,804
Trustees' fees and expenses	299
Chief Compliance Officer fees	2,238
Accrued other expenses	8,219
Total liabilities	31,402

Net Assets	$10,779,337

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$11,367,098
Undistributed net investment income	40,319
Accumulated net realized loss on investments and foreign currency	(73,492)
Net unrealized depreciation on investments	(554,588)
Net Assets	$10,779,337

Shares of beneficial interest issued and outstanding	1,144,427
Net asset value per share	$9.42

See accompanying Notes to Financial Statements.

Aristotle/Saul Opportunity Fund
STATEMENT OF OPERATIONS
For the Period March 30, 2012* through June 30, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $9,430)	$61,027
Interest	1,216
Total investment income	62,243

Expenses:
Advisory fees	23,214
Transfer agent fees and expenses	11,620
Fund accounting fees	9,871
Offering costs	9,429
Administration fees	8,951
Registration fees	5,818
Audit fees	4,928
Custody fees	3,083
Legal fees	2,486
Chief Compliance Officer fees	2,238
Trustees' fees and expenses	1,491
Shareholder reporting fees	1,119
Miscellaneous	621
Insurance fees	98

Total expenses	84,967
Advisory fees waived	(23,214)
Other expenses waived or reimbursed	(39,829)
Net expenses	21,924
Net investment income	40,319

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	(73,538)
Foreign currency transactions	46
Net realized loss	(73,492)

Net change in unrealized appreciation/depreciation on investments	(554,588)
Net realized and unrealized loss on investments and foreign currency	(628,080)

Net Decrease in Net Assets from Operations	$(587,761)

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Aristotle/Saul Opportunity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
March 30, 2012*
to June 30, 2012
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$40,319
Net realized loss on investments and foreign currency transactions	(73,492)
Net change in unrealized appreciation/depreciation on investments	(554,588)
Net decrease in net assets resulting from operations	(587,761)

Capital Transactions:
Net proceeds from shares sold	11,367,098
Net increase in net assets from capital transactions	11,367,098

Total increase in net assets	10,779,337

Net Assets:
Beginning of period	-
End of period	$10,779,337

Undistributed net investment income	$40,319

Capital Share Transactions:
Shares sold	1,144,427
Net increase from capital share transactions	1,144,427

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Aristotle/Saul Opportunity Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	March 30, 2012*
	to June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.04
Net realized and unrealized loss on investments	(0.62)
Total from investment operations	(0.58)

Net asset value, end of period	$9.42

Total return	-5.80%	2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,779

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.30%	3
After fees waived and expenses absorbed	0.85%	3,4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	-0.88%	3
After fees waived and expenses absorbed	1.57%	3
Portfolio turnover rate	31%	2

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.
4
The Fund’s advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A,  expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as  litigation) do not exceed 1.25% of average daily net assets of the Fund. During the Fund's initial six months of operation, the advisor agreed to  voluntarily waive a portion of its fees and/or reimburse the Fund for expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A,  expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as  litigation) above 0.85%.

See accompanying Notes to Financial Statements.

Aristotle/Saul Opportunity Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2012 (Unaudited)

Note 1 – Organization
Aristotle/Saul Opportunity Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to maximize long term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $40,430, which are being amortized over a one-year period from March 30, 2012 (commencement of operations).

Aristotle/Saul Opportunity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2012 (Unaudited)

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. At June 30, 2012, the Fund did not have any forward contracts outstanding.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.  In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial

Aristotle/Saul Opportunity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2012 (Unaudited)

statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken or expected to be taken in all open tax years. This period of time is considered to be the prior three tax years, when applicable, and the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Aristotle Capital Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. Effective March 30, 2012, the Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.25% of the Fund’s average daily net assets until April 30, 2013. Also effective March 30, 2012, the Fund’s Advisor agreed to waive a portion of its fees and/or reimburse the Fund for expenses above 0.85% during the Fund’s initial six months of operation.

For the period March 30, 2012 (commencement of operations) through June 30, 2012, the Advisor waived all of its advisory fees and other expenses in the amount of $63,043 for the Fund. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratios, including the recovered expenses, fall below any current expense limit.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the year in which such reimbursements occurred. The Advisor will not seek reimbursement of any fees and expenses waived during the Fund’s initial six month period.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period March 30, 2012 (commencement

Aristotle/Saul Opportunity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2012 (Unaudited)

of operations) through June 30, 2012, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period March 30, 2012 (commencement of operations) through June 30, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At June 30, 2012, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$11,288,822

Gross unrealized appreciation	$194,439
Gross unrealized depreciation	(749,027)

Net unrealized depreciation on investments	$(554,588)

Note 5 – Investment Transactions
For the period March 30, 2012 (commencement of operations) through June 30, 2012, purchases and sales of investments, excluding short-term investments, were $11,846,045 and $2,019,929, respectively.

Note 6 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Aristotle/Saul Opportunity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2012 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks1	$8,803,882	$-	$-	$8,803,882
Medium Term Note	-	394,133	-	394,133
Short-Term Investments	1,536,219	-	-	1,536,219
Total Investments	$10,340,101	$394,133	$-	$10,734,234

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

There were no transfers between Levels at period end.

Note 8 – Recently Issued Accounting Pronouncements
In December 2011, the FASB issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Aristotle/Saul Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on December 5-6, 2011, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Aristotle Capital Management, LLC (the “Investment Advisor”) with respect to the Aristotle/Saul Opportunity Fund series of the Trust (the “Fund”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the Fund; reports comparing the proposed management fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by MFAC from the world stock universe selected by Morningstar, Inc. (the “Peer Group”); information about the Investment Advisor’s policies, including its code of ethics and compliance manual; and the composite performance of accounts managed by the Investment Advisor using the same strategy it would use with respect to the Fund.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement. Before voting on the Advisory Agreement, the Independent Trustees met in a private session at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors. The Board also considered information given to them by representatives of the Investment Advisor in a presentation on the Investment Advisor’s investment philosophy, strategy and process at the Board meeting.  The Board reviewed the materials and various matters concerning the Investment Advisor and the Fund.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for the proposed Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  The Board also considered information included in the meeting materials regarding the performance of the Investment Advisor’s global opportunity composite, which had commenced on November 1, 2010.  The Board noted that the composite had outperformed the returns of its benchmark, the MSCI World Index, for the third quarter in 2011 and the year-to-date and since inception periods ending September 30, 2011. The Board also considered the performance results of a global opportunity composite for a prior period while Howard Gleicher, who would be the Fund’s portfolio manager, was at other firms.  The Board noted that the composite had outperformed the MSCI World Index for the one- and three-year periods ending September 30, 2010.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund.

Aristotle/Saul Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses expected to be paid by the Fund, the Board noted the meeting materials indicated that the advisory fee proposed to be paid by the Fund was slightly higher than the average of those funds in the Peer Group, but that the anticipated total expenses of the Fund were reasonable and lower than the average of those funds in the Peer Group. The Board also considered that the investment advisory fee to be charged by the Investment Advisor to the Fund was the same as the Investment Advisor’s standard fees for client assets managed using the global opportunity strategy.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s estimated costs and profits with respect to the Fund, noting that the Investment Advisor anticipated waiving a portion of its advisory fees during that year, and determined that the estimated profitability was reasonable.  The Board noted that during the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as Fund assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Aristotle/Saul Opportunity Fund
EXPENSE EXAMPLE
For the Period March 30, 2012* through June 30, 2012 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from the Fund’s inception date of 3/30/12 to 6/30/12.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period**
	3/30/12	6/30/12	3/30/12 - 6/30/12
Actual Performance	$1,000.00	$942.00	$2.10
Hypothetical (5% annual return before expenses)	1,000.00	1,010.58	2.17

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 93/365 (to reflect the Fund’s inception period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Investment Advisor
Aristotle Capital Management, LLC
11100 Santa Monica Blvd., Suite 1700
Los Angeles, California 90025

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
181 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

FUND INFORMATION

	TICKER	CUSIP
Aristotle/Saul Opportunity Fund	ARSOX	461 418 287

Privacy Principles of the Aristotle/Saul Opportunity Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Aristotle/Saul Opportunity Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 888-661-6691, on the Fund’s website at www.aristotlefunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended May 31, is also available, without charge and upon request by calling 888-661-6691, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at 888-661-6691. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Aristotle/Saul Opportunity Fund
803 West Michigan Street
Milwaukee, WI 53233-2301
888-661-6691

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	September 4, 2012

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	September 4, 2012